SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2019	2018	2017
Revenues
Dividends from subsidiaries	$2,277.9	$939.1	$867.3
Undistributed income (loss) from subsidiaries	1,821.3	1,770.7	866.3
Equity in net income of subsidiaries	4,099.2	2,709.8	1,733.6
Intercompany investment income	31.1	39.4	11.3
Gains (losses) on extinguishment of debt	0	0	0.2
Total revenues	4,130.3	2,749.2	1,745.1
Expenses
Interest expense	190.4	166.8	151.1
Deferred compensation[1]	16.6	7.5	23.2
Other operating costs and expenses	5.5	5.1	4.6
Total expenses	212.5	179.4	178.9
Income before income taxes	3,917.8	2,569.8	1,566.2
Benefit for income taxes	52.5	45.5	26.0
Net income attributable to Progressive	3,970.3	2,615.3	1,592.2
Other comprehensive income (loss)	462.6	(95.2)	348.8
Comprehensive income attributable to Progressive	$4,432.9	$2,520.1	$1,941.0

[1] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	December 31,
	2019	2018
Assets
Investment in affiliate	$5.0	$5.0
Investment in subsidiaries	16,186.8	13,652.2
Receivable from investment subsidiary	2,912.0	2,658.9
Intercompany receivable	678.6	651.1
Net deferred income taxes	70.3	68.2
Other assets	303.8	124.2
Total assets	$20,156.5	$17,159.6
Liabilities
Accounts payable, accrued expenses, and other liabilities	$475.2	$250.5
Dividend payable	1,375.4	1,467.9
Debt	4,407.1	4,404.9
Total liabilities	6,257.7	6,123.3
Redeemable noncontrolling interest (NCI)	225.6	214.5
Shareholders’ Equity
Serial Preferred Shares (authorized 20.0)
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference $1,000 per share) (authorized, issued, and outstanding 0.5)	493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.9 and 214.3)	584.6	583.2
Paid-in capital	1,573.4	1,479.0
Retained earnings	10,679.6	8,386.6
Total accumulated other comprehensive income attributable to Progressive	341.7	(120.9)
Total shareholders’ equity	13,673.2	10,821.8
Total liabilities, redeemable NCI, and shareholders’ equity	$20,156.5	$17,159.6
 See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2019	2018	2017
Cash Flows From Operating Activities:
Net income attributable to Progressive	$3,970.3	$2,615.3	$1,592.2
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(1,821.3)	(1,770.7)	(866.3)
Amortization of equity-based compensation	2.9	2.4	2.1
(Gains) losses on extinguishment of debt	0	0	(0.2)
Changes in:
Intercompany receivable	(14.1)	77.5	(71.3)
Accounts payable, accrued expenses, and other liabilities	47.1	(29.6)	53.6
Income taxes	175.5	(14.2)	37.3
Other, net	(179.8)	47.8	(22.6)
Net cash provided by operating activities	2,180.6	928.5	724.8
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(152.8)	(178.3)	(86.7)
Acquisition of additional shares - ARX	(5.4)	(287.9)	0
Acquisition of an insurance company	0	0	(18.7)
(Paid to) received from investment subsidiary	(253.1)	(1,192.8)	(344.2)
Net cash used in investing activities	(411.3)	(1,659.0)	(449.6)
Cash Flows From Financing Activities:
Net proceeds from debt issuance	0	1,134.0	841.1
Net proceeds from preferred stock issuance	0	493.9	0
Reacquisitions of debt	0	0	(594.4)
Dividends paid to common shareholders	(1,643.2)	(654.9)	(395.4)
Dividends paid to preferred shareholders	(26.8)	(13.5)	0
Acquisition of treasury shares for restricted stock tax liabilities	(84.4)	(78.6)	(57.6)
Acquisition of treasury shares acquired in open market	(6.9)	(0.4)	(4.9)
Loan to ARX Holding Corp.	(8.0)	(150.0)	(64.0)
Net cash provided by (used in) financing activities	(1,769.3)	730.5	(275.2)
Change in cash, cash equivalents, and restricted cash	0	0	0
Cash, cash equivalents, restricted cash - Beginning of year	0	0	0
Cash, cash equivalents, restricted cash - End of year	$0	$0	$0

See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report to Shareholders of The Progressive Corporation and its subsidiaries, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance investment subsidiary to meet its holding company obligations; at December 31, 2019, 2018, and 2017, $3.2 billion, $2.9 billion, and $1.6 billion, respectively, of marketable securities were available in this subsidiary. Non-cash activity includes declared but unpaid dividends, and the change in redemption value of the redeemable NCI. For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2019	2018	2017
Income taxes	$925.0	$679.2	$669.7
Interest	184.9	153.6	142.2

Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with its eligible subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. Effective April 2018, The Progressive Corporation acquired additional shares of ARX to increase its ownership above 80%.  As a result, ARX and its subsidiaries were included in The Progressive Corporation consolidated federal income tax return for the period from April to December 31, 2018. The Progressive Corporation consolidated group’s net income taxes currently payable/recoverable are included in other liabilities/assets, respectively, in the accompanying Condensed Balance Sheets based on the balance at the end of the year. The Progressive Corporation and its eligible subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the eligible subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.
On December 22, 2017, legislation commonly known as the Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”) was signed into law. One of the provisions of the 2017 Tax Act reduced the corporate federal income tax rate from 35% to 21% effective January 1, 2018. Pursuant to current accounting guidance, all deferred tax assets and liabilities were revalued at December 31, 2017, to recognize the tax rate that is expected to apply when the tax effects are ultimately recognized in future periods. The impact of revaluing the deferred tax assets and liabilities from 35% to 21% was a net increase to The Progressive Corporation’s income tax expense of $44.7 million in 2017.
Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report.
Note 4. Employee Benefit Plans — The information relating to incentive compensation and deferred compensation plans is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report.
Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities, net unrealized gains on forecasted transactions, and foreign currency translation adjustments.
Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in our Annual Report.